Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt [Abstract]
Long-term Debt
	December 31,
	2017	2018
Secured Credit Facilities - Drybulk Segment	$-	$75,582
Secured Credit Facilities - Tanker Segment	-	124,757
Secured Credit Facilities - Gas Carrier Segment	147,716	-
Secured financing arrangements - Drybulk Segment	-	91,937
Less: Deferred financing costs	(2,378)	(2,193)
Total debt	145,338	290,083
Less: Current portion	(11,635)	(38,795)
Long-term portion	$133,703	$251,288

Loan Movements for Credit Facilities and Term Loans Throughout the Year
Debt	Debt agreement date	Original Amount	December 31, 2017	New debt/ Acquisitions	50% Set-off price	Repayments	December 31, 2018
Secured Credit Facility	June 22, 2017	$150,000	$147,716	$-	$-	$(147,716)	$-
Secured Credit Facility	January 24, 2018	90,000	-	90,000	-	(6,255)	83,745
Secured Credit Facility	January 29, 2018	35,000	-	35,000	-	(2,543)	32,457
Secured Credit Facility	March 8, 2018	30,000	-	30,000	-	(1,875)	28,125
Secured Credit Facility	October 13, 2013	30,000	-	16,500	-	(1,500)	15,000
Secured Credit Facility	September 1, 2017	35,000	-	33,833	-	(1,750)	32,083
Secured Credit Facility	January 20, 2010	30,000	-	8,929	-	-	8,929
Secured Financing Arrangement	April 2, 2018	26,218	-	26,218	(13,109)	(439)	12,670
Secured Financing Arrangements	May 4, 2018	164,000	-	164,000	(82,000)	(2,733)	79,267
			$147,716	$404,480	$(95,109)	$(164,811)	$292,276

Principal Payments
Due through December 31, 2019	$39,337
Due through December 31, 2020	30,408
Due through December 31, 2021	22,908
Due through December 31, 2022	22,908
Due through December 31, 2023	85,370
Thereafter	91,345
Total principal payments	292,276
Less: Financing fees	(2,193)
Total debt	$290,083